Summary of Significant Accounting Policies (Policies)		9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Basis of Presentation

Basis of Presentation

The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

As a result of the Business Combination, for accounting purposes, ListCo is the acquirer and Legacy Adagio is the accounting acquiree and predecessor. The financial statement presentation includes the financial statements of Legacy Adagio as “Predecessor” for the periods prior to the Closing Date (the “Predecessor Period(s)”), and of the Company as “Successor” for the periods after the Closing Date (the “Successor Period(s)”), including the consolidation of Legacy Adagio and ARYA. The Successor Period includes the Company’s results of operations and cash flows for the period from July 31, 2024 through September 30, 2024.

As a result of the application of the acquisition method of accounting as of the Closing Date of the Business Combination, the accompanying consolidated financial statements include a black line division that indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are therefore, not comparable.

Use of Estimates

Use of Estimates and Assumptions

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of revenue and expenses that are not readily apparent from other sources. Actual results could differ from those estimates.

Financial Instruments

Fair Value Option for Convertible Notes

As permitted under ASC 825, Financial Instruments (“ASC 825”), Legacy Adagio elected the fair value option to account for the convertible promissory notes issued in October 2022 (the “October 2022 Convertible Notes”), April 2023 (the “April 2023 Convertible Notes”), November 2023 (the “November 2023 Convertible Notes”), February 2024 (the “February 2024 Convertible Notes”, “2024 Bridge Financing Notes”), May 2024 (the “May 2024 Convertible Notes”), June 2024 (the “June 2024 Convertible Notes”), and July 2024 (the “July 2024 Convertible Notes”) (collectively, “Legacy Adagio Convertible Notes”), and the Company elected the fair value option to account for the Convertible Securities Notes (as defined below), in order to measure those liabilities at amounts that more accurately reflect the current economic environment in which the Legacy Adagio and the Company operated.

The convertible promissory notes mentioned above were recorded at fair value at issuance and subsequently were remeasured to fair value at the end of each reporting period. The change in fair value of the convertible promissory notes, excluding amounts related to interest, is recorded in “Convertible notes fair value adjustment”, while amounts related to interest are recorded as interest expense in the consolidated statements of operations and comprehensive income (loss).

As a result of applying the fair value option, direct costs and fees related to the issuance of the convertible promissory notes were expensed as incurred (i.e., not recognized as deferred costs). Refer to Note 4- Fair Value Measurements for further detail.

Income Taxes

Income Taxes

Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the condensed consolidated financial statements. Deferred tax assets and liabilities are determined based on the difference between the condensed consolidated financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse and include Net Operating Loss (“NOL”) carryforwards and Research and Development (“R&D”) tax credit carryforwards. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances.

ASU 2019-12, Simplifying the Accounting for Income Taxes was adopted in the first quarter of 2021 and the Company has recorded franchise taxes not based on income outside of income tax expense. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest and penalties on its condensed consolidated balance sheets and has not recognized interest and/or penalties in the condensed consolidated statements of operations and comprehensive income (loss) for the periods from January 1, 2024 to July 30, 2024 (Predecessor), July 31, 2024 to September 30, 2024 (Successor), and the nine months ended September 30, 2023 (Predecessor), respectively.

To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits. Refer to Note 16- Income Taxes for additional details.

Previously Reported
Basis of Presentation

Basis of Presentation

The financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Financial Instruments

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets.

Income Taxes

Income Taxes

The Company complies with the accounting and reporting requirements of ASC 740, “Income Taxes,” (“ASC 740”) which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2023. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and immaterial amounts were accrued for the payment of penalties for the period from December 19, 2023 to December 31, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net (Loss) Income per Ordinary Share

Net Loss Per Common Stock

Net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. At December 31, 2023 the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then shares in the earnings of the Company. As a result, diluted loss per common stock is the same as basic loss per common stock for the period presented.

Recent Accounting Standards

Recent Accounting Standards

The Company’s management does not believe there are any recently issued, but not yet effective, accounting pronouncement if currently adopted would have a material effect on the Company’s financial statements.